Share Based Payment - Additional Information (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2020 CHF (SFr) shares SFr / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares, granted | shares	550,468	298,972	406,141
Vesting period	4 years	4 years	4 years
Total expense recognized for share options granted | SFr	SFr 804	SFr 328	SFr 328
Reserve for share-based payment | SFr	SFr 2,771	SFr 1,967	SFr 1,640
Weighted average fair value at grant date per share	SFr 3.41	SFr 2.7	SFr 2.4
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding awards	2.11	2.11	2.11
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise prices of the outstanding awards	SFr 3.41	SFr 2.7	SFr 2.47